Business Combination Disclosure: Schedule of consideration paid, GeaBubble (Tables)	Dec. 31, 2022
Tables/Schedules
Schedule of consideration paid, GeaBubble
Cash	$2,000,000
Promissory note	1,162,000
Fair value of total consideration transferred	$3,162,000